Annual Total Returns- Vanguard Utilities Index Fund (Admiral) [BarChart] - Admiral - Vanguard Utilities Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	18.92%	1.94%	14.98%	26.94%	(4.83%)	17.51%	12.50%	4.45%	24.95%	(0.81%)